Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 31, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2017
Schedule Of Equity Method Investments [Line Items]
Loss in equity method investments		¥ 6,471	$ 938	¥ 6,563	¥ 7,526
Share of loss in equity method investments		6,471	$ 938	6,563	7,526
Alternative Investments
Schedule Of Equity Method Investments [Line Items]
Impairment loss		¥ 0		¥ 16,500	¥ 3,500
Qingdao Qingle Venture Capital Partnership (“Qingle”)
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage		11.95%		11.95%
Equity-method investment		¥ 30,002		¥ 30,002
Equity-method investments		30,000		30,000
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage							29.00%
Equity-method investment		¥ 27,867		¥ 28,951
Equity-method investment cash contribution							¥ 29,000
Jinsong
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage		25.71%		25.71%						30.00%
Preferred share investments amount								¥ 55,000	¥ 8,430
Ordinary share investments amount									¥ 1,940
Loss in equity method investments		¥ (1,447)		¥ (5,567)
Jinsong | Ordinary Shares
Schedule Of Equity Method Investments [Line Items]
Equity-method investment		28,370
Jinsong | Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value		63,430
AiFenLei
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage	52.50%
Equity securities without readily determinable fair value		¥ 16,844		0		¥ 16,844
Share of loss in equity method investments	¥ (9,259)
AiFenLei | Ordinary Shares
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage		33.20%
AiFenLei | Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage		0.70%
Other Equity Securities Without Readily Determinable Fair Values
Schedule Of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value		¥ 31,539		¥ 29,713